Trust Account	12 Months Ended
Jun. 30, 2012
Trust Account [Abstract]
Trust Account [Text Block]

Note 7. Trust Account

A total of $80,237,500, which includes $77,112,500 of the net proceeds from the Public Offering and $3,125,000 from the proceeds of the private placement, has been placed in the Trust Account. The trust proceeds are invested in a money market fund which invests exclusively in U.S. Treasuries and meets certain conditions under Rule 2a-7 under the Investment Company Act.